Intangible Assets - Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Amortization related to intangible assets
Amortization expense	$ 119,111	$ 101,064	$ 96,871
Future amortization expense of intangible assets
2019	114,832
2020	112,974
2021	100,966
2022	86,474
2023	77,033
Thereafter	418,075
Finite-lived intangible assets, net	910,354	1,004,452
Depreciation and amortization
Amortization related to intangible assets
Amortization expense	108,444	89,765	81,229
Cost of sales
Amortization related to intangible assets
Amortization expense	6,099	6,828	6,700
Interest expense
Amortization related to intangible assets
Amortization expense	$ 4,568	$ 4,471	$ 8,942